Qualitative and quantitative information of financial risks	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Qualitative and quantitative information of financial risks

40. Qualitative and quantitative information of financial risks

The Group is exposed to the following financial risks connected with its operations:

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financial market risk, mainly relating to foreign currency exchange rates and to interest rates;
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liquidity risk, with particular reference to the availability of funds and access to the credit market, should the Group require it, and to financial instruments in general;
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credit risk, arising both from its normal commercial relations with customers, and its financing activities.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk and to a lesser extent, interest rate risk.

The Group’s exposure to foreign currency exchange rate risk arises from our global footprint (both in terms of productions and commercialization), as in some cases we sell our products in the currencies of the destination markets, which may differ from the currency of the countries the Group operates in.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the possibility to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/ (loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason they are identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them.

The Group has in place various risk management policies, which primarily relate to foreign exchange, interest rate and liquidity risks.

In particular, to manage foreign exchange rate risk, the Group has adopted a hedging policy, approved by the Board of Directors of Stevanato Group S.p.A.. Hedging activities are mainly executed at central level, based on the information provided by the reporting system and utilizing instruments and policies conforming to IFRS. Hedging is undertaken to ensure protection in case an entity has transactions in currencies other than the one in which it primarily does business, taking account also of budgeted future revenues/costs. Despite hedging operations, sudden movements in exchange rates or erroneous estimates may result in a negative impact, although limited, on Group results.

Information on foreign currency exchange rate risk

The Group is exposed to risk resulting from fluctuations in foreign currency exchange rates, which can affect its earnings and equity. In particular:

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Where a Group company incurs costs in a currency different from that of its revenues, any change in foreign currency exchange rates can affect the operating results of that company.
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The main foreign currency to which the Group is exposed is U.S. Dollar for sales in the United States and other markets where the U.S. Dollar is the reference currency, against Euro, Mexican Pesos and Renminbi. Other significant exposures included the exchange rate between the Euro and the following currencies: Japanese Yen, Danish Krone, British Pound and Swiss Franc. It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts, currency swaps, currency options and collar options) to hedge against exposures.
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Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, China, Japan, Mexico, Denmark, Brazil, Switzerland. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenues and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenues, costs and profit as restated in Euro. Similarly, intercompany financing may lead to foreign exchange rate impact due to different functional currencies.
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The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/ (loss) under gains/(losses) from currency translation differences.

The Group monitors its main exposures with regard to translation exchange risk, whereby fluctuations in the exchange rates of a number of currencies against the consolidation currency may impact the consolidated financial statement values, although there was no specific hedging in this respect at the reporting date.

Exchange differences arising on the settlement of monetary items are recognized in the consolidated income statement within the net financial income/ (expenses) line item.

The impact of foreign currency exchange rate differences recorded within financial income/(expenses) for the year ended December 31, 2021, except for those arising on financial instruments measured at fair value, amounted to net losses of EUR 2,584 thousand (EUR 448 thousand in 2020).

There have been no substantial changes in 2021 in the nature or structure of exposure to foreign currency exchange rate risk or in the Group’s hedging policies.

The Group actively hedges against economic-transactional risk; more specifically, forward and swap contracts, plain vanilla and collar options are used to manage the exposures. Such instruments are not currently designated as cash flow hedges and contracts are entered for a period consistent with the underlying transactions, generally from three to twelve months.

The Group is holding the following contracts:

As at December 31, 2021

(EUR thousand)		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
Notional amount	Forward			36,702	36,702	(21)	Current financial liabilities
Average forward rate (EUR/DKK)				7.438	—
Notional amount	Forward			9,372	9,372	50	Other current financial assets
Average forward rate (EUR/USD)				1.139	—
Notional amount	Forward			990	990	20	Other current financial assets
Average forward rate (EUR/JPY)				128.750	—
Total					47,064	49

As at December 31, 2020

(EUR thousand)		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
Notional amount	Forward			19,554	19,554	(12)	Current financial liabilities
Average forward rate (EUR/DKK)				7.447	—
Notional amount	Forward			6,246	6,246	19	Other current financial assets
Average forward rate (EUR/USD)				1.230	—
Notional amount	Forward			1,203	1,203	(3)	Current financial liabilities
Average forward rate (EUR/CHF)				1.082	—
Notional amount	Forward			1,008	1,008	(0)	Current financial liabilities
Average forward rate (EUR/JPY)				126.55	—
Total					28,011	4

Information on interest rate risk

This risk stems from variable rate loans, for which sudden or significant interest rate fluctuations may have a negative impact on economic results. The monitoring of this risk is carried out at corporate level and utilizing similar structures as those employed for the management of currency risks. The Group has hedges in place against interest rate risk, covering almost of the loans contracted.

The Group’s most significant floating rate financial assets at December 31, 2021 are cash and cash equivalents and certain financial current investments.

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position as at December 31, 2021 and December 31, 2020 are as follows:

As at December 31, 2021:

(EUR thousand)	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
Bank loans	167,864	2,686	404	170,954	(391)	170,563	(1,681)	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	37	37	—	37	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	940	—	940	—	940	—	Current financial liabilities
Financial liabilities due to other lenders	—	2,524	—	2,524	—	2,524	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(380)	49,620	—	Non-current financial liabilities
Total	167,864	56,150	441	224,455	(771)	223,684	(1,681)

Percentage on Total	75%	25%	0%

As at December 31, 2020:

(EUR thousand)	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
Bank loans	229,772	12,838	44,355	286,965	(695)	286,270	(4,402)	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	582	582	—	582	—	Other financial liabilities
Financial payables for share acquisition	—	—	7,927	7,927	—	7,927	—	Current financial liabilities
Financial liabilities due to related parties	—	968	—	968	—	968	—	Current financial liabilities
Notes	—	50,000	—	50,000	(427)	49,573	—	Non-current financial liabilities
Total	229,772	63,806	52,864	346,442	(1,122)	345,320	(4,402)

Percentage on Total	67%	18%	15%

The risk arising from to net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Set out below is the impact of hedging on equity in “cash flow hedge reserve”:

(EUR thousand)	2021	2020
As at 1 January	3,345	2,796
Interest Rate Swap	(2,721)	722
Tax effect	653	(173)
As at 31 December	1,277	3,345

The following table presents an analysis of sensitivity to a change in (i) interest rates on the portion of loans and borrowings affected (nearly zero due to the early repayment of almost all the loans with floating rate), and (ii) exchange rates for the currencies the Group is majorly exposed to. With all other variables held constant, the Group’s marginality is affected as follows:

As at December 31, 2021

Interest rate sensitivity
(EUR thousand)	Increase/decrease in interest rate		Effect on profit before tax
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Exchange rate sensitivity
(EUR thousand)	Increase/decrease in percentage points		Effect on EBITDA
Euro	1%	(1)%	(1,190)	1,214
US dollar	3%	(3)%	(3,500)	3,716
	5%	(5)%	(5,722)	6,324

Euro	1%	(1)%	156	(159)
Mexican Pesos	3%	(3)%	459	(487)
	5%	(5)%	750	(829)

As at December 31, 2020

Interest rate sensitivity
(EUR thousand)	Increase/decrease in interest rate		Effect on profit before tax
	+20 BP	-20 BP	(21)	11
	+50 BP	-50 BP	(111)	26
	+100 BP	-100 BP	(406)	53

Exchange rate sensitivity
(EUR thousand)	Increase/decrease in percentage points		Effect on EBITDA
Euro	1%	(1)%	(862)	879
US dollar	3%	(3)%	(2,534)	2,691
	5%	(5)%	(4,144)	4,580

Euro	1%	(1)%	128	(131)
Mexican Pesos	3%	(3)%	377	(400)
	5%	(5)%	616	(681)

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations under economic conditions. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group undertakes medium/long term loans to fund medium/long term operations. The Group undertakes a series of activities centrally supervised with the purpose of optimizing the management of funds and reducing liquidity risk, such as:

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centralizing liquidity management
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centralizing cash through cash pooling techniques
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maintaining a conservative level of available liquidity
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diversifying sources of funding of medium and long term financing
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obtaining adequate credit lines
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monitoring future liquidity requirements on the basis of budget forecast and cash flow planning
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monitoring covenants on indebtedness

Intercompany financing is conducted at arm’s length terms and normally involves the holding company. These measures currently sufficiently guarantee, at normal conditions and in the absence of extraordinary events, the degree of flexibility required by movements of working capital, investing activities and cash flows in general.

The Group believes that its total available liquidity (defined as cash and cash equivalents plus undrawn committed credit lines and marketable securities), in addition to funds that will be generated from operating activities, will enable the Group to satisfy the requirements of its investing activities and working capital needs, fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility. The Group, therefore, believes there is no significant risk of a lack of liquidity.

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2021 and at December 31, 2020 on the basis of contractual payments which have not been discounted:

As at December 31, 2021
(EUR thousand)	Due within one year	Due between one and five years	Due beyond five years	Total
Bank overdrafts	37	—	—	37
Borrowings from banks (*)	36,357	134,006	591	170,954
Notes (*)	—	—	50,000	50,000
Lease liabilities (**)	6,046	12,751	6,961	25,758
Other Financial liabilities	2,729	735		3,464
Trade payables	164,787	—	—	164,787
Tax payables	19,440	—	—	19,440
Other liabilities	65,813	1,808	—	67,621
Employee Benefits	—	11,853	—	11,853
Total liabilities	295,209	161,153	57,552	513,914

(*) The corresponding balance reported in the financial statement position is EUR 170,562 thousand and EUR 49,620 thousand respectively at 31 December 2021 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 23,127 thousand and refers to adoption of IFRS 16.

As at December 31, 2020
(EUR thousand)	Due within one year	Due between one and five years	Due beyond five years	Total
Bank overdrafts	582	—	—	582
Borrowings from banks (*)	62,169	216,717	8,079	286,965
Notes (*)	—	—	50,000	50,000
Lease liabilities (**)	5,954	14,868	7,706	28,528
Other Financial liabilities	8,896	—	—	8,896
Trade payables	118,740	—	—	118,740
Tax payables	19,126	—	—	19,126
Other liabilities	43,683	1,715	93	45,491
Employee Benefits	—	29,725	—	29,725
Total liabilities	259,150	263,025	65,878	588,053

(*) The corresponding balance reported in the financial statement position is EUR 286,270 thousand and EUR 49,573 thousand respectively at 31 December 2020 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 25,621 thousand and refers to adoption of IFRS 16.

Credit risk

Credit risk is the risk of economic loss arising from the failure to collect a receivable. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty. The maximum credit risk to which the Group is theoretically exposed is represented by the carrying amounts of the financial assets stated in the consolidated statement of financial position sheet.

Where customers fail to meet payment deadlines, the Group’s financial position may deteriorate. In addition, socio-political events (or country risks) and the general economic performance of individual countries or geographical regions may assume significance also in relation to this aspect. The trade receivable risk is however mitigated by consolidated commercial relations with high-standing pharma multi-nationals and Group guidelines drawn up for the selection and evaluation of the client portfolio, which may require, where possible and appropriate, further guarantees from customers.

Trade receivables as of December 31, 2021, amounting overall to EUR 171,803 thousand (EUR 135,514 thousand in 2020), include receivables not overdue of EUR 133,671 thousand and overdue receivables of EUR 38,132 thousand, of which EUR 30,149 thousand within 90 days, EUR 1,217 thousand between 90 and 180 days, EUR 1,047 thousand between 181 and 365 days and EUR 5,719 thousand beyond 365 days. As of December 31, 2021 the Group has accrued an allowance for doubtful accounts amounting to EUR 6,544 thousand (EUR 7,696 thousand in 2020).